Financial Liabilities - Schedule of Change in Financial Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Issues
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	€ 38,749	€ 42,636
Cash received	561	4,011
Cash paid	(5,847)	(6,728)
Translation differences and exchange gains and losses	889	(1,501)
Financial updates	(444)	344
Others movements	12	(13)
Financial liabilities, ending balance	33,920	38,749
Promissory notes and commercial paper
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	2,273	2,358
Cash received	53	276
Cash paid	(1,042)	(343)
Translation differences and exchange gains and losses	5	(16)
Financial updates	0	0
Others movements	199	(2)
Financial liabilities, ending balance	1,488	2,273
Loans and other payables
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	4,535	4,488
Cash received	3,120	3,121
Cash paid	(3,178)	(2,605)
Translation differences and exchange gains and losses	(32)	(290)
Financial updates	80	23
Others movements	168	(202)
Financial liabilities, ending balance	€ 4,693	€ 4,535